PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Land	$3,438,343	$3,551,020
Buildings and improvements	4,674,665	4,787,963
Leasehold improvements	3,524	3,639
Vehicles	274,487	285,388
Furniture, fixtures and equipment	2,697,076	2,707,442
Computers and software	195,302	168,173
	11,283,397	11,503,625
Less: Accumulated depreciation and amortization	(1,229,411)	(1,048,126)
Total	$10,053,986	$10,455,499

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following at December 31, 2023 and 2022:

	2023	2022
Land	$3,551,020	$-
Buildings and improvements	4,787,963	-
Leasehold improvements	3,639	502,882
Vehicles	285,388	107,976
Furniture, fixtures and equipment	2,707,442	1,945,207
Computers and software	168,173	138,783
	11,503,625	2,694,848
Less: Accumulated depreciation and amortization	(1,048,126)	(877,823)
Total	$10,455,499	$1,817,025